Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated entities [member]
Acquisition costs:
Proved		$ 98
Unproved	$ 903
Exploration costs	1,260	1,510	$ 3,408
Development costs	11,806	12,753	16,384
Total	13,969	14,361	19,792
Consolidated entities [member] | Brazil [member]
Acquisition costs:
Unproved	903
Exploration costs	1,223	1,459	3,266
Development costs	11,553	12,429	15,536
Total	13,679	13,888	18,802
Consolidated entities [member] | South America [member]
Acquisition costs:
Proved		98
Exploration costs	33	44	59
Development costs	23	176	451
Total	56	318	510
Consolidated entities [member] | North America [member]
Acquisition costs:
Exploration costs	4	6	83
Development costs	230	148	397
Total	234	154	480
Consolidated entities [member] | Others [member]
Acquisition costs:
Exploration costs		1
Total		1
Consolidated entities [member] | Foreign countries [member]
Acquisition costs:
Proved		98
Exploration costs	37	51	142
Development costs	253	324	848
Total	290	473	990
Equity method investees [member]
Acquisition costs:
Exploration costs	4	5	10
Development costs	294	389	431
Total	$ 298	$ 394	$ 441